Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount	¥ 183,528		¥ 124,883
Less: accumulated amortization	(101,348)		(80,150)
Less: accumulated impairment	(7,495)		(7,252)
Intangible assets, net	74,685	$ 10,862	37,481
Operating rights [Member]
Intangible assets, net [Line Items]
Gross carrying amount	67,080		47,020
Less: accumulated amortization	(48,451)		(40,320)
Software [Member]
Intangible assets, net [Line Items]
Gross carrying amount	39,535		34,413
Less: accumulated amortization	(28,406)		(19,448)
Domain names [Member]
Intangible assets, net [Line Items]
Gross carrying amount	26,819		25,774
Less: accumulated amortization	(11,213)		(9,687)
Technology [Member]
Intangible assets, net [Line Items]
Gross carrying amount	18,094		17,676
Less: accumulated amortization	(11,856)		(10,695)
License [Member]
Intangible assets, net [Line Items]
Gross carrying amount	32,000		0
Less: accumulated amortization	¥ (1,422)		¥ 0